UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.0%
	Asset-Backed Securities — 4.1%
200,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 0.786%, 11/15/11 (m)	195,311
89,173	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.902%, 12/25/33 (m)	59,466
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.802%, 04/25/34 (m)	289
120,000	Series 2004-1, Class M1, VAR, 1.022%, 03/25/34 (m)	44,624
100,000	Series 2004-1, Class M2, VAR, 1.072%, 03/25/34 (m)	60,714
29,194	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.856%, 02/15/34 (m)	10,945
	First Franklin Mortgage Loan Asset Backed Certificates,
250,000	Series 2005-FF11, Class M1, VAR, 0.952%, 11/25/35	33,560
125,000	Series 2005-FF2, Class M3, VAR, 1.002%, 03/25/35	44,966
210,000	Home Equity Asset Trust, Series 2005-8, Class M2, VAR, 0.972%, 02/25/36	11,299
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, VAR, 1.542%, 08/25/33	146,347
190,000	Series 2004-1, Class M1, VAR, 1.022%, 02/25/34	87,836
125,000	Series 2004-1, Class M2, VAR, 1.072%, 02/25/34	64,407
250,000	Series 2004-3, Class M1, VAR, 1.092%, 07/25/34	86,527
125,000	MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M2, VAR, 0.942%, 03/25/35	29,443
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.972%, 03/25/35	26,058
36,379	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.362%, 02/25/33	16,678
14,936	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 1.162%, 11/25/33	8,049
	Wachovia Asset Securitization, Inc.,
34,330	Series 2003-HE2, Class AII1, VAR, 0.782%, 06/25/33	12,270
74,819	Series 2003-HE3, Class A, VAR, 0.772%, 11/25/33	30,126

	Total Asset-Backed Securities (Cost $2,401,442)	968,915

	Collateralized Mortgage Obligations — 2.6%
	Agency CMO — 0.0% (g)
11,764	Federal Home Loan Mortgage Corp. REMICS, Series 2781, Class PI, IO, 5.000%, 10/15/23	—	(h)
47,513	Government National Mortgage Association, Series 2004-44, Class PK, IO, 5.500%, 10/20/27	182

		182

	Non-Agency CMO — 2.6%
	Adjustable Rate Mortgage Trust,
20,495	Series 2004-1, Class 9A2, VAR, 0.922%, 01/25/35 (m)	9,463
48,922	Series 2005-6A, Class 2A1, VAR, 0.832%, 11/25/35 (m)	21,655
68,746	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.000%, 09/25/34	68,601
	RESI Finance LP, (Cayman Islands),
472,023	Series 2003-C, Class B3, VAR, 1.946%, 09/10/35 (e)	192,113
450,657	Series 2003-D, Class B3, VAR, 1.846%, 12/10/35 (e)	182,156
147,330	Series 2003-D, Class B4, VAR, 2.046%, 12/10/35 (e)	52,862
229,487	Series 2005-A, Class B3, VAR, 1.126%, 03/10/37 (e)	57,945
13,780	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	13,032

		597,827

	Total Collateralized Mortgage Obligations (Cost $1,467,453)	598,009

	Commercial Mortgage-Backed Securities — 3.1%
250,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 06/11/41 (m)	196,733
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.552%, 02/15/39	458,080
75,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	59,435

	Total Commercial Mortgage-Backed Securities (Cost $873,194)	714,248

	Corporate Bonds — 11.1%
	Beverages — 0.8%
50,000	Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14 (e) (m)	52,393
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	96,843
45,000	Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18	42,471

		191,707

	Capital Markets — 1.1%
	Goldman Sachs Group, Inc. (The),
75,000	5.950%, 01/15/27	51,708
10,000	6.750%, 10/01/37	6,763
315,000	Lehman Brothers Holdings, Inc., 0.000%, 11/10/09 (d)	37,800
60,000	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	51,484
120,000	Morgan Stanley, 6.625%, 04/01/18	114,421

		262,176

	Commercial Banks — 0.3%
75,000	Depfa ACS Bank, (Ireland), 5.125%, 03/16/37 (e)	39,270
350,000	Glitnir Banki HF, (Iceland) 10/15/08 (d) (e) (i)	1,750
200,000	Lloyds Banking Group plc, (United Kingdom), 5.920%, 10/01/15 (e) (x)	36,000

		77,020

	Commercial Services & Supplies — 0.1%
40,000	ACCO Brands Corp., 7.625%, 08/15/15 (m)	8,000
10,000	Allied Waste North America, Inc., 7.375%, 04/15/14 (m)	9,475

		17,475

	Computers & Peripherals — 0.3%
50,000	International Business Machines Corp., 7.625%, 10/15/18	57,360

	Consumer Finance — 1.7%
200,000	International Lease Finance Corp., VAR, 1.469%, 05/24/10	143,069
250,000	SLM Corp., VAR, 1.299%, 07/27/09 (m)	240,867

		383,936

	Diversified Financial Services — 1.2%
115,000	Bank of America Corp., 5.650%, 05/01/18 (m)	95,941
80,000	Caterpillar Financial Services Corp., 5.450%, 04/15/18 (m)	68,636
	Citigroup, Inc.,
55,000	5.500%, 04/11/13 (m)	48,321
85,000	6.000%, 08/15/17 (m)	73,358

		286,256

	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
70,000	5.800%, 02/15/19 (m)	68,525
45,000	6.300%, 01/15/38 (m)	39,515
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	81,590

		189,630

	Electric Utilities — 0.8%
40,000	E.ON International Finance BV, (Netherlands), 5.800%, 04/30/18 (e)	39,345
35,000	EDF S.A., (France), 6.950%, 01/26/39 (e)	34,691
45,000	Spectra Energy Capital LLC, 7.500%, 09/15/38	38,879
70,000	Virginia Electric & Power Co., 6.350%, 11/30/37	70,269

		183,184

	FDIC Guaranteed Securities ~ — 0.5%
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	109,597

	Food & Staples Retailing — 0.3%
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	72,781

	Gas Utilities — 0.4%

100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	91,690

	Hotels, Restaurants & Leisure — 0.0% (g)
5,000	McDonald’s Corp., 6.300%, 10/15/37	5,121

	Industrial Conglomerates — 0.3%
65,000	General Electric Co., 5.250%, 12/06/17	60,113

	Insurance — 0.5%
70,000	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	39,324
80,000	Principal Life Income Funding Trusts, 5.300%, 04/24/13	73,495

		112,819

	Metals & Mining — 0.1%
35,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	33,512

	Multi-Utilities — 0.1%
35,000	Veolia Environnement, (France), 6.000%, 06/01/18	33,133

	Oil, Gas & Consumable Fuels — 0.7%
82,616	Gazprom International S.A., (Russia), 7.201%, 02/01/20	72,289
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	34,009
45,000	XTO Energy, Inc., 5.750%, 12/15/13	45,493

		151,791

	Pharmaceuticals — 0.4%
80,000	Novartis Capital Corp., 4.125%, 02/10/14	81,752

	Semiconductors & Semiconductor Equipment — 0.0% (g)
20,000	Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	6,000

	Software — 0.1%
30,000	Oracle Corp., 6.500%, 04/15/38	29,921

	Tobacco — 0.1%
35,000	Philip Morris International, Inc., 6.375%, 05/16/38	33,896

	Wireless Telecommunication Services — 0.5%
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	70,866
50,000	6.800%, 08/15/18	49,974

		120,840

	Total Corporate Bonds (Cost $3,687,036)	2,591,710

	Foreign Government Securities — 1.7%
103,000	Federal Republic of Brazil, (Brazil), 8.000%, 01/15/18	112,424
280,000	Government of Ukraine, (Ukraine), 6.580%, 11/21/16	120,400
122,594	IIRSA Norte Finance Ltd., (Peru), 8.750%, 05/30/24	89,494
200,000	Republic of Argentina, (Argentina), VAR, 3.000%, 04/30/13	65,500

	Total Foreign Government Securities (Cost $647,067)	387,818

	Mortgage Pass-Through Securities — 42.9%
384,054	Federal Home Loan Mortgage Corp., ARM, 5.878%, 01/01/37	399,567
43,690	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 02/01/35	45,747
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
995,000	TBA, 5.000%, 04/15/39	1,026,094
970,000	TBA, 6.000%, 04/15/39	1,013,953
	Federal National Mortgage Association, 15 Year, Single Family,
507,933	4.500%, 04/01/23 - 05/01/23	523,581
220,000	TBA, 4.500%, 04/25/24	226,463
775,000	TBA, 5.500%, 04/25/24	807,938
145,000	TBA, 6.000%, 04/25/24	151,751
	Federal National Mortgage Association, 30 Year, Single Family,
590,000	TBA, 4.500%, 04/25/39	602,906
600,000	TBA, 5.000%, 04/25/39	619,125
1,110,000	TBA, 5.500%, 04/25/39	1,151,971
1,700,000	TBA, 6.500%, 04/25/39	1,790,313
134,273	5.500%, 06/01/38	139,500
	Government National Mortgage Association, 30 Year, Single Family,
780,000	TBA, 6.000%, 04/15/39	814,856
625,000	TBA, 6.500%, 04/15/39	655,664

	Total Mortgage Pass-Through Securities (Cost $9,822,585)	9,969,429

	U.S. Government Agency Securities — 9.4%
	Federal Home Loan Mortgage Corp.,
75,000	2.500%, 01/07/14	75,052
1,095,000	4.500%, 01/15/14	1,197,356
30,000	4.875%, 06/13/18	33,269
65,000	5.000%, 07/15/14	72,896
125,000	5.125%, 10/18/16	139,041
	Federal National Mortgage Association,
495,000	2.750%, 03/13/14	500,909
150,000	4.875%, 12/15/16	165,840

	Total U.S. Government Agency Securities (Cost $2,069,212)	2,184,363

	U.S. Treasury Obligations — 23.1%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38 (m)	471,414
75,000	4.500%, 05/15/38 (m)	87,563
230,000	5.000%, 05/15/37 (m)	286,134
10,000	6.375%, 08/15/27 (m)	13,778
150,000	6.750%, 08/15/26 (k)	213,375
80,000	7.250%, 08/15/22 (k) (m)	113,000
170,000	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	165,103
	U.S. Treasury Notes,
420,000	1.250%, 11/30/10 (m)	423,398
10,000	1.500%, 12/31/13 (m)	9,975
465,000	1.750%, 01/31/14 (m)	468,162
40,000	2.000%, 11/30/13 (m)	40,825
1,770,000	2.750%, 07/31/10 (m)	1,819,988
130,000	2.750%, 10/31/13 (m)	137,110
255,000	2.750%, 02/15/19 (m)	256,395
185,000	3.125%, 09/30/13 (m)	198,123
45,000	3.375%, 07/31/13 (m)	48,684
50,000	3.500%, 02/15/18 (m)	53,656
495,000	3.750%, 11/15/18 (m)	539,590
20,000	4.000%, 08/15/18 (m)	22,225

	Total U.S. Treasury Obligations (Cost $5,163,579)	5,368,498

	Total Long-Term Investments (Cost $26,131,568)	22,782,990

SHARES

	Short-Term Investment — 39.6%
	Investment Company — 39.6%
9,192,521	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $9,192,521)	9,192,521

	Total Investments — 137.6% (Cost $35,324,089)	31,975,511
	Liabilities in Excess of Other Assets — (37.6)%	(8,731,538)

	NET ASSETS — 100.0%	$23,243,973

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	10 Year U.S. Treasury Note	06/19/09	$992,625	$6,587
15	2 Year U.S. Treasury Note	06/30/09	3,268,359	(2,198)
	Short Futures Outstanding
(4)	5 Year U.S. Treasury Note	06/30/09	(475,063)	(1,042)
(1)	U.S. Treasury Bonds	06/30/09	(129,703)	14,161

				$17,508

Short Positions

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

$(280,000)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 6.000%, 04/25/39 (Proceeds received of $285,675.)	$(292,425)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2009.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$490,944
Aggregate gross unrealized depreciation	(3,839,522)

Net unrealized appreciation/depreciation	$(3,348,578)

Federal income tax cost of investments	$35,324,089

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 9,192,521	$ —	$ 20,748	$ (3,240)
Level 2 – Other significant observable inputs	22,782,990	(292,425)	—	—
Level 3 – Significant unobservable inputs	—	—	—	—
Total	$ 31,975,511	$ (292,425)	$ 20,748	$ (3,240)

†

Liabilities in securities sold short may include written options.

*

Other financial instruments may include futures, forwards and swap contracts.

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Australia — 2.3%
29,850	BHP Billiton Ltd. (m)	659,720
3,740	Rio Tinto Ltd. (m)	148,536

		808,256

	Belgium — 1.0%
12,540	Anheuser-Busch InBev N.V. (m)	345,291

	Brazil — 2.1%
22,776	Companhia Vale do Rio Doce, ADR (m)	302,921
13,320	Petroleo Brasileiro S.A., ADR (m)	405,860

		708,781

	China — 1.1%
53,000	China Life Insurance Co., Ltd., Class H (m)	174,318
372,000	Industrial & Commercial Bank of China, Class H (m)	193,336

		367,654

	Finland — 1.4%
41,730	Nokia OYJ (m)	488,050

	France — 13.6%
8,793	Accor S.A.	306,027
32,374	AXA S.A. (m)	388,567
11,616	BNP Paribas (m)	479,236
8,480	Compagnie de Saint-Gobain	237,601
7,665	GDF Suez	262,868
6,519	Imerys S.A.	239,531
6,505	Lafarge S.A.	293,678
3,910	LVMH Moet Hennessy Louis Vuitton S.A.	245,359
4,225	Pernod-Ricard S.A.	235,457
3,500	PPR	224,386
7,948	Sanofi-Aventis S.A. (m)	446,051
27,615	Total S.A. (m)	1,365,545

		4,724,306

	Germany — 7.7%
9,678	Bayer AG	462,381
13,227	Deutsche Post AG (m)	142,523
24,118	E.ON AG (m)	668,891
3,729	Linde AG	253,192
2,900	RWE AG (m)	203,088
8,458	SAP AG	295,752
8,650	Siemens AG (m)	493,825
12,967	Symrise AG (m)	153,055

		2,672,707

	Greece — 0.3%
17,500	Piraeus Bank S.A. (m)	116,286

	Hong Kong — 2.2%
25,000	China Mobile Ltd. (m)	217,773
62,900	Esprit Holdings Ltd. (m)	320,938
98,000	Hang Lung Properties Ltd. (m)	230,550

		769,261

	Israel — 1.1%
7,980	Teva Pharmaceutical Industries Ltd., ADR (m)	359,499

	Italy — 3.4%
29,196	ENI S.p.A. (m)	565,300
145,096	Intesa Sanpaolo S.p.A. (m)	399,083
135,291	UniCredit S.p.A. (m)	222,671

		1,187,054

	Japan — 19.4%
14,900	Astellas Pharma, Inc. (m)	461,097
21,000	Canon, Inc. (m)	612,188
8,300	Daikin Industries Ltd.	228,516
6,000	East Japan Railway Co. (m)	312,805
26,500	Honda Motor Co., Ltd. (m)	630,853
210	Japan Tobacco, Inc. (m)	561,369
28,100	Komatsu Ltd. (m)	310,976
32,100	Mitsubishi Corp. (m)	425,541
68,700	Mitsubishi UFJ Financial Group, Inc. (m)	338,466
21,000	Mitsui Fudosan Co., Ltd. (m)	230,367
11,200	Murata Manufacturing Co., Ltd. (m)	434,531
6,600	Nidec Corp. (m)	297,097
1,800	Nintendo Co., Ltd. (m)	526,557
23,900	Nomura Holdings, Inc. (m)	121,245
9,100	Shin-Etsu Chemical Co., Ltd. (m)	447,086
59,600	Sumitomo Corp. (m)	517,893
7,900	Sumitomo Mitsui Financial Group, Inc.	278,170

		6,734,757

	Mexico — 1.1%
6,623	America Movil S.A.B. de C.V., Series L, , ADR (m)	179,351
7,210	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	181,764

		361,115

	Netherlands — 4.3%
35,039	ING Groep N.V. CVA (m)	191,993
10,495	Koninklijke Philips Electronics N.V.	155,349
21,853	Reed Elsevier N.V. (m)	233,845
29,237	Royal Dutch Shell plc, Class A (m)	652,250
15,904	Wolters Kluwer N.V. (m)	257,799

		1,491,236

	South Korea — 0.9%
760	Samsung Electronics Co., Ltd. (m)	314,000

	Spain — 3.9%
30,532	Banco Bilbao Vizcaya Argentaria S.A. (m)	247,821
8,040	Inditex S.A.	313,310
40,320	Telefonica S.A. (m)	804,034

		1,365,165

	Sweden — 0.4%
19,530	Atlas Copco AB, Class A	146,647

	Switzerland — 11.8%
39,030	ABB Ltd. (a) (m)	544,342
9,445	Adecco S.A. (m)	295,159
7,073	Holcim Ltd. (m)	251,931
28,628	Nestle S.A. (m)	967,179
16,569	Novartis AG (m)	626,864
5,859	Roche Holding AG (m)	804,149
16,631	Xstrata plc (m)	111,560
3,183	Zurich Financial Services AG	503,052

		4,104,236

	Taiwan — 0.5%
19,464	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	174,203

	United Kingdom — 19.5%
81,827	Barclays plc (m)	173,729
39,137	BG Group plc (m)	590,361
44,616	British Land Co. plc (m)	230,532
60,155	Burberry Group plc (m)	242,622
75,131	Centrica plc (m)	245,252
25,143	GlaxoSmithKline plc (m)	391,595
101,600	HSBC Holdings plc (a) (m)	560,689
70,630	ICAP plc (m)	307,577
8,870	Imperial Tobacco Group plc (m)	199,206
76,760	Man Group plc (m)	240,549
57,970	Marks & Spencer Group plc (m)	245,770
49,514	Prudential plc (m)	240,040
4,560	Rio Tinto plc (m)	153,116
55,119	Standard Chartered plc (m)	684,430
111,267	Tesco plc (m)	531,607
532,821	Vodafone Group plc (m)	928,950
57,955	Wm Morrison Supermarkets plc (m)	212,184
49,940	Wolseley plc (a) (m)	164,868
72,790	WPP plc (m)	409,357

		6,752,434

	Total Common Stocks (Cost $43,487,669)	33,990,938

NUMBER OF RIGHTS

	Right — 0.2%
	United Kingdom — 0.2%
42,333	HSBC Holdings plc, expiring 04/03/09 (a) (m) (Cost $—)	79,198

	Total Investments — 98.2% (Cost $43,487,669)	34,070,136

	Other Assets in Excess of Liabilities — 1.8%	618,030

	NET ASSETS — 100.0%	$34,688,166

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2009
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	11.1%
Oil, Gas & Consumable Fuels	10.5
Pharmaceuticals	10.4
Metals & Mining	4.0
Wireless Telecommunication Services	3.9
Insurance	3.8
Trading Companies & Distributors	3.3
Food Products	2.8
Media	2.6
Chemicals	2.5
Software	2.4
Diversified Telecommunication Services	2.4
Construction Materials	2.3
Beverages	2.2
Tobacco	2.2
Food & Staples Retailing	2.2
Electronic Equipment, Instruments & Components	2.1
Multi-Utilities	2.1
Capital Markets	2.0
Electric Utilities	2.0
Industrial Conglomerates	1.9
Specialty Retail	1.9
Automobiles	1.9
Office Electronics	1.8
Electrical Equipment	1.6
Semiconductors & Semiconductor Equipment	1.4
Communications Equipment	1.4
Textiles, Apparel & Luxury Goods	1.4
Multiline Retail	1.4
Building Products	1.4
Real Estate Management & Development	1.4
Machinery	1.3
Others (each less than 1.0%)	4.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt
CVA -	Dutch Certification
(a)	Non-income producing security.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $32,466,538 and 95.3%, respectively.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,100,061
Aggregate gross unrealized depreciation	(13,517,594)

Net unrealized appreciation/depreciation	$(9,417,533)

Federal income tax cost of investments	$43,487,669

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ -	$ -
Level 2 – Other significant observable inputs	34,070,136	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 34,070,136	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.0%
	Common Stocks — 96.0%
	Aerospace & Defense — 2.0%
17,400	Alliant Techsystems, Inc. (a)	1,165,452
5,200	L-3 Communications Holdings, Inc.	352,560
26,100	Precision Castparts Corp.	1,563,390

		3,081,402

	Auto Components — 0.5%
61,200	WABCO Holdings, Inc.	753,372

	Beverages — 0.4%
14,350	Brown-Forman Corp., Class B	557,210

	Building Products — 0.1%
16,600	Owens Corning, Inc. (a)	150,064

	Capital Markets — 1.8%
10,850	Affiliated Managers Group, Inc. (a)	452,554
13,300	Northern Trust Corp.	795,606
52,400	T. Rowe Price Group, Inc.	1,512,264

		2,760,424

	Chemicals — 4.0%
14,900	Air Products & Chemicals, Inc.	838,125
108,572	Albemarle Corp.	2,363,612
42,200	PPG Industries, Inc.	1,557,180
34,700	Sigma-Aldrich Corp.	1,311,313

		6,070,230

	Commercial Banks — 5.9%
24,000	BancorpSouth, Inc.	500,160
10,600	City National Corp.	357,962
52,000	Cullen/Frost Bankers, Inc.	2,440,880
74,000	M&T Bank Corp.	3,347,760
182,200	Synovus Financial Corp.	592,150
84,400	TCF Financial Corp.	992,544
79,000	Wilmington Trust Corp.	765,510

		8,996,966

	Commercial Services & Supplies — 1.4%
128,000	Republic Services, Inc.	2,195,200

	Computers & Peripherals — 0.3%
59,500	NCR Corp. (a)	473,025

	Construction Materials — 0.5%
16,800	Vulcan Materials Co.	744,072

	Containers & Packaging — 1.9%
65,600	Ball Corp.	2,847,040

	Distributors — 1.7%
85,800	Genuine Parts Co.	2,561,988

	Diversified Consumer Services — 0.7%
56,600	H&R Block, Inc.	1,029,554

	Diversified Telecommunication Services — 1.2%
44,100	CenturyTel, Inc.	1,240,092
79,280	Windstream Corp.	638,997

		1,879,089

	Electric Utilities — 4.2%
118,700	American Electric Power Co., Inc.	2,998,362
32,300	FirstEnergy Corp.	1,246,780
124,500	Westar Energy, Inc.	2,182,485

		6,427,627

	Electrical Equipment — 0.5%
30,300	Cooper Industries Ltd., Class A	783,558

	Electronic Equipment, Instruments & Components — 3.8%
75,100	Amphenol Corp., Class A	2,139,599
124,800	Arrow Electronics, Inc. (a)	2,378,688
117,100	Tyco Electronics Ltd., (Bermuda)	1,292,784

		5,811,071

	Food & Staples Retailing — 2.5%
172,900	Safeway, Inc.	3,490,851
16,700	SYSCO Corp.	380,760

		3,871,611

	Food Products — 1.0%
42,600	JM Smucker Co. (The)	1,587,702

	Gas Utilities — 4.3%
108,500	Energen Corp.	3,160,605
64,000	EQT Corp.	2,005,120
42,600	ONEOK, Inc.	964,038
12,300	Questar Corp.	361,989

		6,491,752

	Health Care Equipment & Supplies — 1.4%
32,100	Becton, Dickinson & Co.	2,158,404

	Health Care Providers & Services — 3.4%
53,400	Community Health Systems, Inc. (a)	819,156
89,950	Coventry Health Care, Inc. (a)	1,163,953
82,000	Lincare Holdings, Inc. (a)	1,787,600
64,700	VCA Antech, Inc. (a)	1,458,985

		5,229,694

	Hotels, Restaurants & Leisure — 2.2%
65,100	Burger King Holdings, Inc.	1,494,045
111,200	Marriott International, Inc., Class A	1,819,232

		3,313,277

	Household Durables — 1.2%
58,300	Fortune Brands, Inc.	1,431,265
33,787	Jarden Corp. (a)	428,081

		1,859,346

	Household Products — 1.0%
29,200	Clorox Co.	1,503,216

	Industrial Conglomerates — 1.2%
90,200	Carlisle Cos., Inc.	1,770,626

	Insurance — 10.9%
121,450	Assurant, Inc.	2,645,181
129,363	Cincinnati Financial Corp.	2,958,532
31,500	Everest Re Group Ltd., (Bermuda)	2,230,200
23,300	Loews Corp.	514,930
365,062	Old Republic International Corp.	3,949,971
168,300	OneBeacon Insurance Group Ltd., Class A	1,625,778
112,200	Principal Financial Group, Inc.	917,796
79,800	W.R. Berkley Corp.	1,799,490

		16,641,878

	IT Services — 1.0%
54,676	Total System Services, Inc.	755,076
59,400	Western Union Co. (The)	746,658

		1,501,734

	Machinery — 1.1%
30,700	Dover Corp.	809,866
29,200	Illinois Tool Works, Inc.	900,820

		1,710,686

	Media — 3.6%
81,500	Cablevision Systems Corp., Class A	1,054,610
147,137	Clear Channel Outdoor Holdings, Inc., Class A (a)	539,993
27,600	Omnicom Group, Inc.	645,840
59,700	Scripps Networks Interactive, Inc., Class A	1,343,847
5,260	Washington Post Co. (The), Class B	1,878,346

		5,462,636

	Multi-Utilities — 5.5%
221,000	CMS Energy Corp.	2,616,640
76,755	PG&E Corp.	2,933,576
153,400	Xcel Energy, Inc.	2,857,842

		8,408,058

	Oil, Gas & Consumable Fuels — 5.3%
132,700	CVR Energy, Inc. (a)	735,158
37,000	Devon Energy Corp.	1,653,530
50,938	Kinder Morgan Management LLC (a)	2,076,233
88,800	Teekay Corp., (Bahamas)	1,263,624
207,600	Williams Cos., Inc. (The)	2,362,488

		8,091,033

	Real Estate Investment Trusts (REITs) — 4.2%
175,422	Kimco Realty Corp.	1,336,715
18,400	Public Storage	1,016,600
10,526	Rayonier, Inc.	318,096
50,500	Regency Centers Corp.	1,341,785
41,400	Ventas, Inc.	936,054
43,284	Vornado Realty Trust	1,438,751

		6,388,001

	Real Estate Management & Development — 0.7%
191,250	Brookfield Properties Corp., (Canada)	1,097,775

	Software — 1.2%
112,700	Jack Henry & Associates, Inc.	1,839,264

	Specialty Retail — 7.2%
101,367	AutoNation, Inc. (a)	1,406,974
8,850	AutoZone, Inc. (a)	1,439,187
32,000	Bed Bath & Beyond, Inc. (a)	792,000
118,700	Gap, Inc. (The)	1,541,913
30,100	Sherwin-Williams Co. (The)	1,564,297
88,000	Staples, Inc.	1,593,680
63,200	Tiffany & Co.	1,362,592
48,400	TJX Cos., Inc.	1,240,976

		10,941,619

	Textiles, Apparel & Luxury Goods — 1.9%
20,300	Columbia Sportswear Co.	607,376
39,600	V.F. Corp.	2,261,556

		2,868,932

	Thrifts & Mortgage Finance — 1.4%
118,200	People’s United Financial, Inc.	2,124,054

	Tobacco — 0.8%
18,400	Lorillard, Inc.	1,136,016

	Water Utilities — 0.5%
40,400	American Water Works Co., Inc.	777,296

	Wireless Telecommunication Services — 1.6%
105,000	Telephone & Data Systems, Inc.	2,483,250

	Total Long-Term Investments (Cost $206,411,114)	146,379,752

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
4,051,923	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $4,051,923)	4,051,923

	Total Investments — 98.6% (Cost $210,463,037)	150,431,675
	Other Assets in Excess of Liabilities — 1.4%	2,114,981

	NET ASSETS — 100.0%	$152,546,656

Percentages indicated are based on net assets.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,537,960
Aggregate gross unrealized depreciation	(64,569,322)

Net unrealized appreciation/depreciation	$(60,031,362)

Federal income tax cost of investments	$210,463,037

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 150,431,675	$ -
Level 2 – Other significant observable inputs	-	-
Level 3 – Significant unobservable inputs	-	-
Total	$ 150,431,675	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 95.9%
	Common Stocks — 95.2%
	Aerospace & Defense — 1.7%
15,500	Ceradyne, Inc. (a)	281,015
1,700	Curtiss-Wright Corp.	47,685
2,600	DynCorp International, Inc., Class A (a)	34,658
9,900	Esterline Technologies Corp. (a)	199,881
1,700	HEICO Corp.	41,310
1,600	Triumph Group, Inc.	61,120

		665,669

	Air Freight & Logistics — 0.5%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	53,785
7,200	Hub Group, Inc., Class A (a)	122,400
5,300	Pacer International, Inc.	18,550

		194,735

	Airlines — 1.2%
41,800	Hawaiian Holdings, Inc. (a)	155,914
21,700	Republic Airways Holdings, Inc. (a)	140,616
11,700	SkyWest, Inc.	145,548
9,900	U.S. Airways Group, Inc. (a)	25,047

		467,125

	Auto Components — 0.0% (g)
13,500	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	10,800

	Biotechnology — 5.5%
3,700	Acorda Therapeutics, Inc. (a)	73,297
8,300	Alexion Pharmaceuticals, Inc. (a)	312,578
7,800	Alkermes, Inc. (a)	94,614
4,100	Anadys Pharmaceuticals, Inc. (a)	27,839
8,100	Arena Pharmaceuticals, Inc. (a)	24,381
5,600	Cell Genesys, Inc. (a)	1,624
13,300	Cytokinetics, Inc. (a)	22,610
18,200	Halozyme Therapeutics, Inc. (a)	99,372
1,000	Idera Pharmaceuticals, Inc. (a)	6,470
5,700	InterMune, Inc. (a)	93,708
4,300	Maxygen, Inc. (a)	29,240
11,700	Medarex, Inc. (a)	60,021
10,000	Myriad Genetics, Inc. (a)	454,700
2,600	Onyx Pharmaceuticals, Inc. (a)	74,230
4,500	OSI Pharmaceuticals, Inc. (a)	172,170
5,900	Pharmasset, Inc. (a)	57,879
3,800	Progenics Pharmaceuticals, Inc. (a)	25,042
15,500	Protalix BioTherapeutics, Inc., (Israel) (a)	31,000
2,300	Regeneron Pharmaceuticals, Inc. (a)	31,878
8,200	Rigel Pharmaceuticals, Inc. (a)	50,348
14,900	Seattle Genetics, Inc. (a)	146,914
8,200	Theravance, Inc. (a)	139,400
2,400	United Therapeutics Corp. (a)	158,616

		2,187,931

	Building Products — 0.5%
6,900	Gibraltar Industries, Inc.	32,568
16,900	INSTEEL Industries, Inc.	117,624
7,450	Quanex Building Products Corp.	56,620
1,000	Trex Co., Inc. (a)	7,630

		214,442

	Capital Markets — 1.3%
15,800	Knight Capital Group, Inc., Class A (a)	232,892
3,375	Kohlberg Capital Corp.	10,328
7,100	LaBranche & Co., Inc. (a)	26,554
2,400	optionsXpress Holdings, Inc.	27,288
2,321	Patriot Capital Funding, Inc.	4,247
2,100	Pzena Investment Management, Inc., Class A	4,011
12,100	SWS Group, Inc.	187,913
1,100	thinkorswim Group, Inc. (a)	9,504
300	US Global Investors, Inc., Class A	1,461

		504,198

	Chemicals — 1.4%
2,200	Balchem Corp.	55,286
7,400	H.B. Fuller Co.	96,200
11,100	Innophos Holdings, Inc.	125,208
8,900	Koppers Holdings, Inc.	129,228
22,900	PolyOne Corp. (a)	52,899
11,500	Spartech Corp.	28,290
4,700	W.R. Grace & Co. (a)	29,704
2,800	Zep, Inc.	28,644

		545,459

	Commercial Banks — 5.9%
1,000	1st Source Corp.	18,050
2,820	Ameris Bancorp	13,282
600	BancFirst Corp.	21,840
4,800	Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	44,976
4,800	Central Pacific Financial Corp.	26,880
5,100	City Holding Co.	139,179
13,400	Colonial BancGroup, Inc. (The)	12,060
2,800	Columbia Banking System, Inc.	17,920
7,100	Community Bank System, Inc.	118,925
2,140	Community Trust Bancorp, Inc.	57,245
6,600	CVB Financial Corp.	43,758
5,100	East West Bancorp, Inc.	23,307
1,600	Farmers Capital Bank Corp.	25,072
800	First Bancorp	9,576
18,700	First Bancorp	79,662
2,800	First Community Bancshares, Inc.	32,676
300	First Financial Bancorp	2,859
600	First South Bancorp, Inc.	6,372
3,762	Glacier Bancorp, Inc.	59,101
1,221	Green Bankshares, Inc.	10,745
11,300	Hanmi Financial Corp.	14,690
900	Heritage Commerce Corp.	4,725
8,375	Iberiabank Corp.	384,747
5,210	International Bancshares Corp.	40,638
2,800	Lakeland Financial Corp.	53,732
1,000	MainSource Financial Group, Inc.	8,040
11,400	Nara Bancorp, Inc.	33,516
7,200	National Penn Bancshares, Inc.	59,760
2,800	NBT Bancorp, Inc.	60,592
2,800	Peoples Bancorp, Inc.	36,344
3,400	Prosperity Bancshares, Inc.	92,990
7,000	Provident Bankshares Corp.	49,350
800	Renasant Corp.	10,048
1,563	Republic Bancorp, Inc., Class A	29,181
2,000	Santander BanCorp	15,760
900	Sierra Bancorp	8,757
1,400	Simmons First National Corp., Class A	35,266
2,100	Southside Bancshares, Inc.	39,690
7,200	Southwest Bancorp, Inc.	67,536
21,350	Sterling Bancshares, Inc.	139,629
6,850	Sterling Financial Corp.	14,180
1,500	TriCo Bancshares	25,110
3,900	UCBH Holdings, Inc.	5,889
3,500	West Coast Bancorp	7,770
7,200	Westamerica Bancorp	328,032
3,800	Wilshire Bancorp, Inc.	19,608

		2,349,065

	Commercial Services & Supplies — 3.0%
8,100	ATC Technology Corp. (a)	90,720
9,100	Cenveo, Inc. (a)	29,575
20,700	Comfort Systems USA, Inc.	214,659
7,500	Consolidated Graphics, Inc. (a)	95,400
30,600	Deluxe Corp.	294,678
4,000	Ennis, Inc.	35,440
8,800	GEO Group, Inc. (The) (a)	116,600
9,600	Herman Miller, Inc.	102,336
1,000	HNI Corp.	10,400
16,100	Knoll, Inc.	98,693
1,400	Metalico, Inc. (a)	2,380
500	PRG-Schultz International, Inc. (a)	1,420
2,800	United Stationers, Inc. (a)	78,624
100	Waste Connections, Inc. (a)	2,570

		1,173,495

	Communications Equipment — 3.0%
38,500	3Com Corp. (a)	118,965
28,807	Arris Group, Inc. (a)	212,308
5,900	Avocent Corp. (a)	71,626
3,800	Black Box Corp.	89,718
3,600	Blue Coat Systems, Inc. (a)	43,236
4,800	Comtech Telecommunications Corp. (a)	118,896
1,000	Digi International, Inc. (a)	7,670
16,500	Emulex Corp. (a)	82,995
245	Extreme Networks, Inc. (a)	372
7,800	Finisar Corp. (a)	3,432
9,500	Harmonic, Inc. (a)	61,750
5,400	Harris Stratex Networks, Inc., Class A (a)	20,790
9,700	MRV Communications, Inc. (a)	3,007
4,100	NETGEAR, Inc. (a)	49,405
2,900	Palm, Inc. (a)	24,998
6,300	Plantronics, Inc.	76,041
5,300	Polycom, Inc. (a)	81,567
3,800	Sonus Networks, Inc. (a)	5,966
11,600	Symmetricom, Inc. (a)	40,600
6,300	Tekelec (a)	83,349
2,100	UTStarcom, Inc. (a)	1,638

		1,198,329

	Computers & Peripherals — 0.5%
4,000	Adaptec, Inc. (a)	9,600
1,600	Electronics for Imaging, Inc. (a)	15,680
1,800	Hypercom Corp. (a)	1,728
5,100	Imation Corp.	39,015
700	Intevac, Inc. (a)	3,647
307	Presstek, Inc. (a)	636
4,200	Synaptics, Inc. (a)	112,392

		182,698

	Construction & Engineering — 0.9%
1,500	EMCOR Group, Inc. (a)	25,755
10,200	MasTec, Inc. (a)	123,318
14,500	Perini Corp. (a)	178,350
2,600	Pike Electric Corp. (a)	24,050

		351,473

	Construction Materials — 0.1%
3,300	Headwaters, Inc. (a)	10,362
4,500	U.S. Concrete, Inc. (a)	9,000

		19,362

	Consumer Finance — 2.0%
8,400	Advance America Cash Advance Centers, Inc.	14,196
19,800	Cash America International, Inc.	310,068
16,997	Dollar Financial Corp. (a)	161,811
7,700	EZCORP, Inc., Class A (a)	89,089
2,900	First Cash Financial Services, Inc. (a)	43,268
3,300	Nelnet, Inc., Class A (a)	29,172
8,900	World Acceptance Corp. (a)	152,190

		799,794

	Containers & Packaging — 1.8%
10,000	Myers Industries, Inc.	61,400
15,000	Rock-Tenn Co., Class A	405,750
4,900	Silgan Holdings, Inc.	257,446

		724,596

	Diversified Financial Services — 0.7%
1,800	Compass Diversified Holdings	16,056
2,600	Encore Capital Group, Inc. (a)	11,778
3,500	Financial Federal Corp.	74,130
10,900	Interactive Brokers Group, Inc., Class A (a)	175,817

		277,781

	Diversified Telecommunication Services — 1.1%
66,800	Cincinnati Bell, Inc. (a)	153,640
32,500	Premiere Global Services, Inc. (a)	286,650

		440,290

	Electric Utilities — 2.2%
14,200	El Paso Electric Co. (a)	200,078
14,900	Portland General Electric Co.	262,091
3,700	UniSource Energy Corp.	104,303
18,100	Westar Energy, Inc.	317,293

		883,765

	Electrical Equipment — 2.4%
2,900	A.O. Smith Corp.	73,022
8,400	Acuity Brands, Inc.	189,336
1,800	American Superconductor Corp. (a)	31,158
4,100	Energy Conversion Devices, Inc. (a)	54,407
3,100	Evergreen Solar, Inc. (a)	6,603
31,500	GrafTech International Ltd. (a)	194,040
1,900	GT Solar International, Inc. (a)	12,616
2,900	Polypore International, Inc. (a)	11,658
11,900	Regal-Beloit Corp.	364,616

		937,456

	Electronic Equipment, Instruments & Components — 1.4%
4,900	Anixter International, Inc. (a)	155,232
9,900	Benchmark Electronics, Inc. (a)	110,880
900	Brightpoint, Inc. (a)	3,852
3,400	Checkpoint Systems, Inc. (a)	30,498
7,200	CTS Corp.	25,992
5,400	Insight Enterprises, Inc. (a)	16,524
2,400	Methode Electronics, Inc.	8,592
1,700	Multi-Fineline Electronix, Inc. (a)	28,628
5,700	Plexus Corp. (a)	78,774
22,900	Sanmina-SCI Corp. (a)	6,985
5,300	Technitrol, Inc.	9,063
10,900	TTM Technologies, Inc. (a)	63,220
2,300	Zygo Corp. (a)	10,557

		548,797

	Energy Equipment & Services — 1.4%
10,500	Allis-Chalmers Energy, Inc. (a)	20,265
2,900	Basic Energy Services, Inc. (a)	18,763
13,000	Gulfmark Offshore, Inc. (a)	310,180
2,300	Lufkin Industries, Inc.	87,124
2,700	Matrix Service Co. (a)	22,194
12,600	Newpark Resources (a)	31,878
15,700	Parker Drilling Co. (a)	28,888
2,800	T-3 Energy Services, Inc. (a)	32,984

		552,276

	Food & Staples Retailing — 0.9%
3,800	Casey’s General Stores, Inc.	101,308
4,200	Nash Finch Co.	117,978
1,800	Pantry, Inc. (The) (a)	31,698
6,800	Spartan Stores, Inc.	104,788

		355,772

	Food Products — 1.8%
1,900	Cal-Maine Foods, Inc.	42,541
9,900	Chiquita Brands International, Inc. (a)	65,637
3,100	Flowers Foods, Inc.	72,788
19,800	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	325,116
1,600	Ralcorp Holdings, Inc. (a)	86,208
3,900	TreeHouse Foods, Inc. (a)	112,281

		704,571

	Gas Utilities — 2.0%
8,300	Laclede Group, Inc. (The)	323,534
7,500	New Jersey Resources Corp.	254,850
2,400	Northwest Natural Gas Co.	104,208
3,600	WGL Holdings, Inc.	118,080

		800,672

	Health Care Equipment & Supplies — 3.3%
3,900	Cantel Medical Corp. (a)	50,193
8,600	CONMED Corp. (a)	123,926
7,400	Electro-Optical Sciences, Inc. (a)	32,190
4,300	Greatbatch, Inc. (a)	83,205
1,600	Haemonetics Corp. (a)	88,128
300	Integra LifeSciences Holdings Corp. (a)	7,419
17,000	Invacare Corp.	272,510
1,600	Palomar Medical Technologies, Inc. (a)	11,616
6,000	Quidel Corp. (a)	55,320
14,100	STERIS Corp.	328,248
10,400	Thoratec Corp. (a)	267,176

		1,319,931

	Health Care Providers & Services — 4.6%
13,700	Alliance HealthCare Services, Inc. (a)	93,160
3,900	Amedisys, Inc. (a)	107,211
8,400	AMERIGROUP Corp. (a)	231,336
10,100	AMN Healthcare Services, Inc. (a)	51,510
9,000	Centene Corp. (a)	162,180
3,000	Emergency Medical Services Corp., Class A (a)	94,170
16,400	Gentiva Health Services, Inc. (a)	249,280
10,500	Hanger Orthopedic Group, Inc. (a)	139,125
4,400	Healthsouth Corp. (a)	39,072
1,500	Healthspring, Inc. (a)	12,555
2,400	inVentiv Health, Inc. (a)	19,584
9,800	Owens & Minor, Inc.	324,674
9,300	PSS World Medical, Inc. (a)	133,455
5,700	Psychiatric Solutions, Inc. (a)	89,661
5,300	Res-Care, Inc. (a)	77,168
2,200	US Physical Therapy, Inc. (a)	21,296

		1,845,437

	Health Care Technology — 0.4%
3,100	MedAssets, Inc. (a)	44,175
13,300	Omnicell, Inc. (a)	104,006

		148,181

	Hotels, Restaurants & Leisure — 1.6%
6,500	CEC Entertainment, Inc. (a)	168,220
2,500	Cracker Barrel Old Country Store, Inc.	71,600
36,300	Denny’s Corp. (a)	60,621
6,900	Einstein Noah Restaurant Group, Inc. (a)	40,227
11,900	Jack in the Box, Inc. (a)	277,151
2,300	Rick’s Cabaret International, Inc. (a)	10,442

		628,261

	Household Durables — 1.1%
12,100	Champion Enterprises, Inc. (a)	5,808
67	CSS Industries, Inc.	1,139
10,400	Helen of Troy Ltd., (Bermuda) (a)	143,000
4,300	Hooker Furniture Corp.	36,292
3,568	Jarden Corp. (a)	45,207
11,200	Tempur-Pedic International, Inc.	81,760
6,600	Tupperware Brands Corp.	112,134

		425,340

	Household Products — 0.3%
18,000	Central Garden & Pet Co., Class A (a)	135,360

	Insurance — 4.2%
21,700	American Equity Investment Life Holding Co.	90,272
2,900	American Physicians Capital, Inc.	118,668
4,000	Amerisafe, Inc. (a)	61,280
2,958	Argo Group International Holdings Ltd., (Bermuda) (a)	89,125
11,200	Aspen Insurance Holdings Ltd., (Bermuda)	251,552
4,250	Delphi Financial Group, Inc., Class A	57,205
13,000	Flagstone Reinsurance Holdings Ltd., (Bermuda)	101,270
2,100	Hallmark Financial Services (a)	14,553
2,400	Horace Mann Educators Corp.	20,088
13,100	Meadowbrook Insurance Group, Inc.	79,910
2,700	National Financial Partners Corp.	8,640
100	Navigators Group, Inc. (a)	4,718
10,900	Platinum Underwriters Holdings Ltd., (Bermuda)	309,124
22,400	PMA Capital Corp., Class A (a)	93,408
7,700	Safety Insurance Group, Inc.	239,316
4,200	SeaBright Insurance Holdings, Inc. (a)	43,932
7,100	Selective Insurance Group	86,336

		1,669,397

	Internet & Catalog Retail — 0.0% (g)
200	NutriSystem, Inc.	2,854

	Internet Software & Services — 1.5%
3,200	Art Technology Group, Inc. (a)	8,160
4,700	AsiaInfo Holdings, Inc., (China) (a)	79,195
1,400	Digital River, Inc. (a)	41,748
35,800	EarthLink, Inc. (a)	235,206
3,700	j2 Global Communications, Inc. (a)	80,993
5,300	Perficient, Inc. (a)	28,620
26,759	United Online, Inc.	119,345

		593,267

	IT Services — 2.6%
11,000	Acxiom Corp.	81,400
4,900	CACI International, Inc., Class A (a)	178,801
22,600	CIBER, Inc. (a)	61,698
4,600	CSG Systems International, Inc. (a)	65,688
11,946	Cybersource Corp. (a)	176,920
4,900	Gartner, Inc. (a)	53,949
1,700	Global Cash Access Holdings, Inc. (a)	6,494
2,900	Hackett Group, Inc. (The) (a)	5,858
1,800	iGate Corp.	5,832
4,600	infoGROUP, Inc. (a)	19,136
1,000	Integral Systems, Inc. (a)	8,600
4,900	ManTech International Corp., Class A (a)	205,310
1,600	NCI, Inc., Class A (a)	41,600
10,300	Perot Systems Corp., Class A (a)	132,664

		1,043,950

	Leisure Equipment & Products — 0.9%
24,600	JAKKS Pacific, Inc. (a)	303,810
7,000	RC2 Corp. (a)	36,890
1,800	Steinway Musical Instruments (a)	21,546

		362,246

	Life Sciences Tools & Services — 0.5%
1,600	Enzo Biochem, Inc. (a)	6,432
6,900	eResearchTechnology, Inc. (a)	36,294
3,600	Exelixis, Inc. (a)	16,560
1,000	Kendle International, Inc. (a)	20,960
7,000	Medivation, Inc. (a)	127,890

		208,136

	Machinery — 3.1%
7,800	Barnes Group, Inc.	83,382
1,800	Cascade Corp.	31,734
2,200	Chart Industries, Inc. (a)	17,336
8,500	CIRCOR International, Inc.	191,420
9,600	Columbus McKinnon Corp. (a)	83,712
16,000	EnPro Industries, Inc. (a)	273,600
16,100	Force Protection, Inc. (a)	77,280
1,800	Middleby Corp. (a)	58,374
4,700	Wabash National Corp.	5,781
13,900	Wabtec Corp.	366,682
1,400	Watts Water Technologies, Inc., Class A	27,384
41,700	Xerium Technologies, Inc. (a)	27,939

		1,244,624

	Marine — 0.2%
25,200	Horizon Lines, Inc., Class A	76,356

	Media — 0.6%
2,900	Belo Corp., Class A	1,769
8,200	Cinemark Holdings, Inc.	76,998
8,900	Cumulus Media, Inc., Class A (a)	8,989
7,500	Harte-Hanks, Inc.	40,125
1,900	LIN TV Corp., Class A (a)	2,128
4,300	Marvel Entertainment, Inc. (a)	114,165
4,100	McClatchy Co. (The), Class A	2,009
3,800	Valassis Communications, Inc. (a)	5,966

		252,149

	Metals & Mining — 0.1%
300	Compass Minerals International, Inc.	16,911
3,500	Sutor Technology Group Ltd., (China) (a)	4,900

		21,811

	Multi-Utilities — 0.1%
2,900	Black Hills Corp.	51,881

	Oil, Gas & Consumable Fuels — 1.8%
700	APCO Argentina, Inc.	7,714
900	Clayton Williams Energy, Inc. (a)	26,316
26,900	Endeavour International Corp. (a)	23,403
12,900	EXCO Resources, Inc. (a)	129,000
700	FX Energy, Inc. (a)	1,946
3,500	Georesources, Inc. (a)	23,520
41,300	Gran Tierra Energy, Inc., (Canada) (a)	103,663
7,200	Knightsbridge Tankers Ltd., (Bermuda)	104,760
24,600	McMoRan Exploration Co. (a)	115,620
4,100	Northern Oil And Gas, Inc. (a)	14,760
4,600	Penn Virginia Corp.	50,508
3,800	Swift Energy Co. (a)	27,740
2,500	Toreador Resources Corp.	6,275
15,200	VAALCO Energy, Inc. (a)	80,408

		715,633

	Paper & Forest Products — 0.0% (g)
5,800	Buckeye Technologies, Inc. (a)	12,354

	Personal Products — 0.4%
10,200	American Oriental Bioengineering, Inc., (China) (a)	39,372
6,423	China Sky One Medical, Inc., (China) (a)	73,865
10,200	Prestige Brands Holdings, Inc. (a)	52,836

		166,073

	Pharmaceuticals — 1.0%
1,000	Auxilium Pharmaceuticals, Inc. (a)	27,720
3,800	Cardiome Pharma Corp., (Canada) (a)	11,134
9,100	Cypress Bioscience, Inc. (a)	64,701
1,900	Optimer Pharmaceuticals, Inc. (a)	25,061
3,200	Par Pharmaceutical Cos., Inc. (a)	30,304
1,700	Salix Pharmaceuticals Ltd. (a)	16,150
8,300	Sucampo Pharmaceuticals, Inc., Class A (a)	50,879
4,700	ULURU, Inc. (a)	846
4,300	Valeant Pharmaceuticals International (a)	76,497
5,500	XenoPort, Inc. (a)	106,480

		409,772

	Professional Services — 1.0%
3,639	COMSYS IT Partners, Inc. (a)	8,042
4,800	Heidrick & Struggles International, Inc.	85,152
15,500	Kforce, Inc. (a)	108,965
8,200	Korn/Ferry International (a)	74,292
3,300	Navigant Consulting, Inc. (a)	43,131
8,700	TrueBlue, Inc. (a)	71,775

		391,357

	Real Estate Investment Trusts (REITs) — 4.6%
2,183	American Campus Communities, Inc.	37,897
19,300	Anthracite Capital, Inc.	6,562
4,700	Ashford Hospitality Trust, Inc.	7,238
11,700	Associated Estates Realty Corp.	66,456
2,200	BioMed Realty Trust, Inc.	14,894
6,200	Capstead Mortgage Corp.	66,588
39,100	DCT Industrial Trust, Inc.	123,947
7,800	Glimcher Realty Trust	10,920
7,900	Hersha Hospitality Trust	15,010
2,200	Home Properties, Inc.	67,430
1,900	LaSalle Hotel Properties	11,096
56,400	Lexington Realty Trust	134,232
15,100	Maguire Properties, Inc. (a)	10,872
50,200	MFA Financial, Inc.	295,176
2,000	Mission West Properties, Inc.	12,800
15,000	National Retail Properties, Inc.	237,600
19,858	NorthStar Realty Finance Corp.	46,070
10,800	Omega Healthcare Investors, Inc.	152,064
4,100	Parkway Properties, Inc.	42,230
9,400	Pennsylvania Real Estate Investment Trust	33,370
3,300	PS Business Parks, Inc.	121,605
3,000	RAIT Financial Trust	3,660
2,100	Saul Centers, Inc.	48,237
18,700	Senior Housing Properties Trust	262,174
11,500	Strategic Hotels & Resorts, Inc.	7,935

		1,836,063

	Real Estate Management & Development — 0.1%
2,800	Forestar Group, Inc. (a)	21,420

	Road & Rail — 0.5%
8,300	Arkansas Best Corp.	157,866
1,200	Marten Transport Ltd. (a)	22,416
7,400	YRC Worldwide, Inc. (a)	33,226

		213,508

	Semiconductors & Semiconductor Equipment — 3.8%
700	Actel Corp. (a)	7,084
1,300	Advanced Energy Industries, Inc. (a)	9,789
31,100	Amkor Technology, Inc. (a)	83,348
4,600	Anadigics, Inc. (a)	9,522
3,125	Applied Micro Circuits Corp. (a)	15,187
22,700	Cirrus Logic, Inc. (a)	85,352
793	DSP Group, Inc. (a)	3,426
18,306	Entegris, Inc. (a)	15,743
3,700	FEI Co. (a)	57,091
6,400	IXYS Corp.	51,584
13,100	Kulicke & Soffa Industries, Inc. (a)	34,322
3,700	Lattice Semiconductor Corp. (a)	5,106
10,300	Micrel, Inc.	72,512
3,500	Microsemi Corp. (a)	40,600
9,700	MIPS Technologies, Inc. (a)	28,421
3,500	MKS Instruments, Inc. (a)	51,345
37,400	PMC-Sierra, Inc. (a)	238,612
5,500	Semtech Corp. (a)	73,425
10,700	Silicon Image, Inc. (a)	25,680
8,000	Silicon Storage Technology, Inc. (a)	13,200
52,500	Skyworks Solutions, Inc. (a)	423,150
1,400	Standard Microsystems Corp. (a)	26,040
400	Supertex, Inc. (a)	9,240
11,000	Techwell, Inc. (a)	69,410
2,400	Tessera Technologies, Inc. (a)	32,088
8,600	TriQuint Semiconductor, Inc. (a)	21,242

		1,502,519

	Software — 4.0%
784	Actuate Corp. (a)	2,399
2,800	Ariba, Inc. (a)	24,444
33,800	Aspen Technology, Inc. (a)	236,262
4,000	Epicor Software Corp. (a)	15,240
5,600	Informatica Corp. (a)	74,256
24,100	JDA Software Group, Inc. (a)	278,355
2,200	Macrovision Solutions Corp. (a)	39,138
2,000	Manhattan Associates, Inc. (a)	34,640
3,700	Mentor Graphics Corp. (a)	16,428
1,000	Net 1 UEPS Technologies, Inc., (South Africa) (a)	15,210
2,500	Netscout Systems, Inc. (a)	17,900
20,400	OpenTV Corp., Class A (a)	30,804
13,640	Parametric Technology Corp. (a)	136,127
1,100	Pegasystems, Inc.	20,427
5,000	Progress Software Corp. (a)	86,800
7,000	Quest Software, Inc. (a)	88,760

5,600	Smith Micro Software, Inc. (a)	29,288
1,400	SPSS, Inc. (a)	39,802
12,600	Sybase, Inc. (a)	381,654
4,000	TeleCommunication Systems, Inc., Class A (a)	36,680

		1,604,614

	Specialty Retail — 4.4%
6,050	Aeropostale, Inc. (a)	160,688
10,100	Brown Shoe Co., Inc.	37,875
4,800	Buckle, Inc. (The)	153,264
3,300	Children’s Place Retail Stores, Inc. (The) (a)	72,237
10,942	Collective Brands, Inc. (a)	106,575
13,100	Finish Line, Inc. (The), Class A	86,722
5,800	Gymboree Corp. (a)	123,830
4,700	Hot Topic, Inc. (a)	52,593
8,700	Jos. A. Bank Clothiers, Inc. (a)	241,947
22,900	Rent-A-Center, Inc. (a)	443,573
8,400	Sally Beauty Holdings, Inc. (a)	47,712
68,000	Wet Seal, Inc. (The), Class A (a)	228,480

		1,755,496

	Textiles, Apparel & Luxury Goods — 1.8%
3,100	Deckers Outdoor Corp. (a)	164,424
5,500	Iconix Brand Group, Inc. (a)	48,675
23,700	Maidenform Brands, Inc. (a)	217,092
5,200	Movado Group, Inc.	39,208
1,000	Oxford Industries, Inc.	6,170
14,600	Perry Ellis International, Inc. (a)	50,516
2,600	Steven Madden Ltd. (a)	48,828
4,700	UniFirst Corp.	130,848

		705,761

	Thrifts & Mortgage Finance — 1.1%
9,657	First Niagara Financial Group, Inc.	105,261
3,000	Guaranty Financial Group, Inc. (a)	3,150
2,400	OceanFirst Financial Corp.	24,528
15,900	Ocwen Financial Corp. (a)	181,737
8,000	PMI Group, Inc. (The)	4,960
9,000	Trustco Bank Corp.	54,180
3,100	WSFS Financial Corp.	69,316

		443,132

	Trading Companies & Distributors — 1.2%
3,200	Aceto Corp.	19,072
23,175	Applied Industrial Technologies, Inc.	390,962
3,900	Kaman Corp.	48,906

		458,940

	Wireless Telecommunication Services — 1.2%
18,100	Centennial Communications Corp. (a)	149,506
19,900	Syniverse Holdings, Inc. (a)	313,624
20,500	Virgin Mobile USA, Inc., Class A (a)	26,445

		489,575

	Total Common Stocks (Cost $60,195,387)	37,845,949

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.7%
270,000	U.S. Treasury Note, 3.125%, 11/30/09 (k)
	(Cost $274,272)	274,672

	Total Long-Term Investments (Cost $60,469,659)	38,120,621

SHARES

	Short-Term Investment — 2.7%
	Investment Company — 2.7%
1,079,975	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $1,079,975)	1,079,975

	Total Investments — 98.6% (Cost $61,549,634)	39,200,596
	Other Assets in Excess of Liabilities — 1.4%	570,410

	NET ASSETS — 100.0%	$39,771,006

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
34	E-mini Russell 2000	06/19/09	$1,432,420	$107,037

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,052,969
Aggregate gross unrealized depreciation	(24,402,007)

Net unrealized appreciation/depreciation	$(22,349,038)

Federal income tax cost of investments	$61,549,634

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•         Level 1 – quoted prices in active markets for identical securities

•         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 – Quoted prices	$ 38,925,924	$ 107,037	$ -
Level 2 – Other significant observable inputs	274,672	-	-
Level 3 – Significant unobservable inputs	-	-	-
Total	$ 39,200,596	$ 107,037	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.6%
	Common Stocks — 99.6%
	Aerospace & Defense — 2.3%
5,270	Boeing Co.	187,506
8,565	United Technologies Corp.	368,124

		555,630

	Auto Components — 1.0%
18,931	Johnson Controls, Inc.	227,172

	Beverages — 1.8%
8,098	PepsiCo, Inc.	416,885

	Biotechnology — 2.6%
6,310	Celgene Corp. (a)	280,164
7,599	Gilead Sciences, Inc. (a)	351,986

		632,150

	Capital Markets — 5.0%
4,123	Ameriprise Financial, Inc.	84,480
10,872	Bank of New York Mellon Corp. (The)	307,134
4,131	Goldman Sachs Group, Inc. (The)	437,969
10,259	Morgan Stanley	233,597
9,975	TD AMERITRADE Holding Corp. (a)	137,755

		1,200,935

	Chemicals — 3.1%
3,472	Ecolab, Inc.	120,582
2,079	Monsanto Co.	172,765
6,579	Praxair, Inc.	442,701

		736,048

	Commercial Banks — 2.7%
3,172	BB&T Corp.	53,670
13,304	U.S. Bancorp	194,372
27,239	Wells Fargo & Co.	387,883

		635,925

	Communications Equipment — 6.9%
35,289	Cisco Systems, Inc. (a)	591,796
26,470	Corning, Inc.	351,257
8,526	Juniper Networks, Inc. (a)	128,402
14,680	QUALCOMM, Inc.	571,199

		1,642,654

	Computers & Peripherals — 6.5%
2,821	Apple, Inc. (a)	296,544
21,607	Hewlett-Packard Co.	692,720
5,206	International Business Machines Corp.	504,409
3,880	NetApp, Inc. (a)	57,579

		1,551,252

	Consumer Finance — 0.3%
5,422	American Express Co.	73,902

	Diversified Financial Services — 1.2%
43,393	Bank of America Corp.	295,940

	Diversified Telecommunication Services — 3.8%
14,647	AT&T, Inc. (m)	369,105
18,161	Verizon Communications, Inc.	548,462

		917,567

	Electric Utilities — 2.0%
6,509	Edison International	187,525
5,308	Exelon Corp.	240,930
1,377	FirstEnergy Corp.	53,152

		481,607

	Energy Equipment & Services — 2.0%
11,667	Schlumberger Ltd.	473,914

	Food & Staples Retailing — 5.6%
14,759	CVS/Caremark Corp.	405,725
15,226	Safeway, Inc.	307,413
7,715	SYSCO Corp.	175,902
8,543	Wal-Mart Stores, Inc.	445,090

		1,334,130

	Food Products — 0.5%
2,489	General Mills, Inc.	124,151

	Health Care Equipment & Supplies — 2.0%
2,657	C.R. Bard, Inc.	211,816
4,759	Covidien Ltd., (Bermuda)	158,189
3,206	Zimmer Holdings, Inc. (a)	117,019

		487,024

	Health Care Providers & Services — 1.1%
10,707	Aetna, Inc.	260,501

	Hotels, Restaurants & Leisure — 0.8%
6,582	Yum! Brands, Inc.	180,873

	Household Durables — 0.4%
9,363	D.R. Horton, Inc.	90,821

	Household Products — 2.6%
13,288	Procter & Gamble Co.	625,732

	Industrial Conglomerates — 0.9%
21,605	General Electric Co.	218,427

	Insurance — 1.9%
2,278	ACE Ltd., (Switzerland)	92,031
2,572	Axis Capital Holdings Ltd., (Bermuda)	57,973
5,464	MetLife, Inc.	124,415
4,434	Travelers Cos., Inc. (The)	180,198

		454,617

	Internet Software & Services — 2.6%
1,487	Google, Inc., Class A (a)	517,565
8,534	Yahoo!, Inc. (a)	109,321

		626,886

	Machinery — 2.7%
3,681	Caterpillar, Inc.	102,921
4,537	Danaher Corp.	245,996
2,860	Deere & Co.	94,008
7,783	PACCAR, Inc.	200,490

		643,415

	Media — 3.5%
4,186	Time Warner Cable, Inc.	103,807
16,670	Time Warner, Inc.	321,724
23,119	Walt Disney Co. (The)	419,841

		845,372

	Metals & Mining — 0.9%
5,375	Freeport-McMoRan Copper & Gold, Inc.	204,841

	Multiline Retail — 0.4%
2,263	Kohl’s Corp. (a)	95,770

	Multi-Utilities — 0.6%
3,800	Consolidated Edison, Inc.	150,518

	Oil, Gas & Consumable Fuels — 11.0%
5,308	Apache Corp.	340,190
5,633	ConocoPhillips	220,588
7,177	Devon Energy Corp.	320,740
19,116	Exxon Mobil Corp.	1,301,800
2,867	Hess Corp.	155,391
5,429	Occidental Petroleum Corp.	302,124

		2,640,833

	Pharmaceuticals — 8.4%
10,392	Abbott Laboratories	495,698
5,303	Bristol-Myers Squibb Co.	116,242
12,912	Merck & Co., Inc.	345,396
26,302	Pfizer, Inc.	358,233
21,313	Schering-Plough Corp.	501,921
4,716	Wyeth	202,977

		2,020,467

	Road & Rail — 2.4%
16,658	Norfolk Southern Corp.	562,207

	Semiconductors & Semiconductor Equipment — 1.5%
5,290	Lam Research Corp. (a)	120,453
12,302	Xilinx, Inc.	235,707

		356,160

	Software — 3.4%
44,508	Microsoft Corp.	817,612

	Specialty Retail — 2.2%
3,837	Advance Auto Parts, Inc.	157,624
15,230	Staples, Inc.	275,815
5,186	Urban Outfitters, Inc. (a)	84,895

		518,334

	Textiles, Apparel & Luxury Goods — 1.0%
5,313	Nike, Inc., Class B	249,127

	Tobacco — 2.0%
14,856	Altria Group, Inc.	237,993
6,818	Philip Morris International, Inc.	242,585

		480,578

	Total Long-Term Investments (Cost $29,247,736)	23,829,977

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
126,721	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740%, (b) (l) (m) (Cost $126,721)	126,721

	Total Investments — 100.1% (Cost $29,374,457)	23,956,698
	Liabilities in Excess of Other Assets — (0.1)%	(20,907)

	NET ASSETS — 100.0%	$23,935,791

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,224,715
Aggregate gross unrealized depreciation	(6,642,474)

Net unrealized appreciation/depreciation	$(5,417,759)

Federal income tax cost of investments	$29,374,457

Statement of Financial Accounting Standards No. 157 – Fair Value Measurements – (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Portfolio's assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 23,956,698	$ —
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 23,956,698	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 27, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 27, 2009